PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 108,258	$ 54,226	$ 81,274	$ 18,691
Payments to Acquire Property, Plant, and Equipment	$ 138,331	$ 95,425	146,400	10,629
Payments to acquire property and equipment			$ 305,496	$ 10,629